Business Acquisition	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

Note 4—Business acquisition

Acquisition of Skystar

On March 7, 2017, Micro Beauty entered into a share purchase agreement (the “Agreement”) with Gao Zhixia, former shareholder of Skystar Development Co., Ltd (the “Seller”). Neither the Company nor its affiliates have any relationship with the Sellers other than with respect to the Agreement. The purpose of acquiring of Skystar is to acquire MR technology know-hows which has a good practicability and protection for data safeness.

The Company’s acquisition of Skystar was accounted for as a business combination in accordance with ASC 805. Pursuant to the Agreement, Micro Beauty agreed to acquire 100% of the capital stock of Skystar (the “Acquisition”), for an aggregate consideration of RMB 58,450,000 (USD 8,680,478) which will be paid in 5 years starting from the acquisition date. The consideration was funded from the capital contribution and the Company’s operations. The Company paid RMB 17,967,355 (USD 2,690,000), RMB 12,710,784 (USD 1,920,000) and RMB 26,805,592 (USD 3,842,435) during the years ended December 31, 2017, 2018 and 2019, respectively.

As of December 31, 2018, acquisition payable amounted to RMB 24,436,304, net of discount of RMB 435,857. As of December 31, 2019, the total business acquisition payable was paid off.

The Company has allocated the purchase price of Skystar based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by FASB with the valuation methodologies using level 3 inputs, except for cash was valued using Level 1 inputs. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from an independent appraiser firm. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Skystar based on a valuation performed by an independent valuation firm engaged by the Company and translated the fair value from RMB to USD using the exchange rate on March 31, 2017 at the rate of USD 1.00 to RMB 6.90.

March 31, 2017	Fair Value	Fair Value
	RMB	USD
Cash	144,953	21,000
Intangible—non-compete agreement	9,663,553	1,400,000
Intangible—technology know-how	12,424,568	1,800,000
Goodwill	33,554,007	4,862,900
Net assets acquired	55,787,081	8,083,900

The Company signed a 6 year non-compete agreements with former investors of companies acquired.

Technology know-hows, including video, audio integration, advertising serving platform, media assets management platform, data management platform and visual element tagging/identify/tracking technologies which enables the Company to develop software with AR features with estimated average finite useful lives of 5.8 years.

Approximately RMB 33.6 million of goodwill arising from the acquisition is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The amount of sales what resulted from the acquisition and included in the consolidated statements of income and comprehensive income during the twelve months ended December 31, 2017, 2018 and 2019 were RMB 26,018,977, and RMB 12,515,694 and RMB 15,823,955 (USD 2,268,277), respectively.

Pro forma results of operations for the acquisition described above have not been presented because it is not material to the consolidated income statements.